Basis of preparation and significant accounting policies - Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2019
Contracts with insurers
Intangible assets
Useful life of asset	15 years
Software | Maximum
Intangible assets
Useful life of asset	10 years